Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Financial Instruments
Derivative Financial Instruments

11. Derivative Financial Instruments

The Company enters into derivative contracts primarily to manage its interest rate risk, as well as for customer accommodation purposes. Derivatives used for risk management purposes consist of interest rate swaps that are designated as either a fair value hedge or a cash flow hedge. The derivatives are recognized on the unaudited consolidated balance sheets as either assets or liabilities at fair value. Derivatives entered into for customer accommodation purposes consist of interest rate lock commitments, various free-standing interest rate derivative products and foreign exchange contracts. The Company is party to master netting arrangements with its financial institution counterparties; however, the Company does not offset assets and liabilities under these arrangements for financial statement presentation purposes.

The following table summarizes notional amounts and fair values of derivatives held by the Company as of September 30, 2016 and December 31, 2015:

	September 30, 2016			December 31, 2015
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
(dollars in thousands)	Amount	Derivatives (1)	Derivatives (2)	Amount	Derivatives (1)	Derivatives (2)
Derivatives designated as hedging instruments:
Interest rate swaps	$202,394	$—	$(9,119)	$232,867	$—	$(8,996)
Derivatives not designated as hedging instruments:
Interest rate swaps	1,062,236	32,350	(35,584)	682,621	10,909	(14,126)
Funding swap	35,784	—	(7,926)	—	—	—
Foreign exchange contracts	3,566	43	—	4,821	93	—

(1)   The positive fair value of derivative assets are included in other assets.

(2)   The negative fair value of derivative liabilities are included in other liabilities.

As of September 30, 2016, the Company pledged $15.0 million in financial instruments and $49.3 million in cash as collateral for interest rate swaps. As of December 31, 2015, the Company pledged $13.8 million in financial instruments and $15.6 million in cash as collateral for interest rate swaps.

Fair Value Hedges

To protect the Company’s net interest margin, interest rate swaps are utilized to hedge certain fixed-rate loans. These swaps have maturity, amortization and prepayment features that correspond to the loans hedged, and are designated and qualify as fair value hedges. Any gain or loss on the swaps, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, is recognized in current period earnings.

At September 30, 2016, the Company carried interest rate swaps with notional amounts totaling $52.4 million with a positive fair value of nil and fair value losses of $3.5 million that were categorized as fair value hedges for commercial and industrial loans and commercial real estate loans. The Company received 6-month London Interbank Offered Rate (“LIBOR”) and paid fixed rates ranging from 2.59% to 5.70%. The swaps mature between 2017 and 2023. At December 31, 2015, the Company carried interest rate swaps with notional amounts totaling $82.9 million with a positive fair value of nil and fair value losses of $2.4 million that were categorized as fair value hedges for commercial and industrial loans and commercial real estate loans.

The following table shows the net gains and losses recognized in income related to derivatives in fair value hedging relationships for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended		Nine Months Ended
(dollars in thousands)	2016	2015	2016	2015
Losses recorded in net interest income	$(279)	$(547)	$(973)	$(2,011)
(Losses) gains recorded in noninterest income:
Recognized on derivatives	479	(977)	(1,039)	1,015
Recognized on hedged item	(481)	957	1,065	(923)
Net (losses) gains recognized on fair value hedges (ineffective portion)	(2)	(20)	26	92
Net losses recognized on fair value hedges	$(281)	$(567)	$(947)	$(1,919)

Cash Flow Hedges

The Company utilizes short-term fixed-rate liability swaps to reduce exposure to interest rates associated with short-term fixed-rate liabilities. The Company enters into interest rate swaps paying fixed rates and receiving LIBOR. The LIBOR index will correspond to the short-term fixed-rate nature of the liabilities being hedged. If interest rates rise, the increase in interest received on the swaps will offset increases in interest costs associated with these liabilities. By hedging with interest rate swaps, the Company minimizes the adverse impact on interest expense associated with increasing rates on short-term liabilities.

The liability swaps are designated and qualify as cash flow hedges. The effective portion of the gain or loss on the liability swaps is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. There were no recognized expenses related to the ineffective portion of the change in fair value of derivatives designated as a hedge for both the three and nine months ended September 30, 2016 and 2015.

As of September 30, 2016 and December 31, 2015, the Company carried two interest rate swaps with notional amounts totaling $150.0 million, with fair value losses of $5.6 million as of September 30, 2016 and $6.6 million as of December 31, 2015, in order to reduce exposure to interest rate increases associated with short-term fixed-rate liabilities. The swaps mature in 2018. The Company received 6-month LIBOR and paid fixed rates ranging from 2.98% to 3.03%. The liability swaps resulted in net interest expense of $0.8 million and $1.0 million during the three months ended September 30, 2016, and 2015 respectively, and net interest expense of $2.5 million and $3.0 million during the nine months ended September 30, 2016 and 2015, respectively.

The following table summarizes the effect of cash flow hedging relationships for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended		Nine Months Ended
(dollars in thousands)	2016	2015	2016	2015
Pretax gains (losses) recognized in other comprehensive loss on derivatives (effective portion)	$1,545	$(819)	$917	$(550)
Pretax gain reclassified from accumulated other comprehensive income	$—	$—	$—	$(457)

Free-Standing Derivative Instruments

Free-standing derivative instruments include derivative transactions entered into for risk management purposes that do not otherwise qualify for hedge accounting. Interest rate lock commitments issued on residential mortgage loans intended to be held for sale are considered free-standing derivative instruments. Such commitments are stratified by rates and terms and are valued based on market quotes for similar loans. Adjustments, including discounting the historical fallout rate, are then applied to the estimated fair value. The value of the underlying loan is affected primarily by changes in interest rates and the passage of time. However, changes in investor demand, such as concerns about credit risk, can also cause changes in the spread relationships between underlying loan value and the derivative financial instruments that cannot be hedged. Trading activities primarily involve providing various free-standing interest rate and foreign exchange derivative products to customers.

For the derivatives that are not designated as hedges, changes in fair value are reported in current period earnings.  The following table summarizes the impact on pretax earnings of derivatives not designated as hedges, as reported on the Consolidated Statements of Income for the three and nine months ended September 30, 2016 and 2015:

	Net Gains (Losses) Recognized	Three Months Ended		Nine Months Ended
	in the Consolidated Statements	September 30,		September 30,
(dollars in thousands)	of Income Line Item	2016	2015	2016	2015
Derivatives Not Designated As Hedging Instruments:
Interest rate swaps	Other noninterest income	$378	$(225)	$(17)	$(433)
Funding swaps	Other noninterest income	$6	$—	$25	$—
Foreign exchange contracts	Other noninterest income	$72	$14	$(50)	$14

As of September 30, 2016, the Company carried multiple interest rate swaps with notional amounts totaling $1.1 billion, including $1.0 billion related to the Company’s customer swap program, with fair value gains of $32.4 million and fair value losses of $35.6 million. The Company received 1-month and 3-month LIBOR and paid fixed rates ranging from 0.53% to 4.90%. The swaps mature between 2018 and 2035. As of December 31, 2015, the Company carried multiple interest rate swaps with notional amounts totaling $682.6 million, including $652.6 million related to the Company’s customer swap program, with fair value gains of $10.9 million and fair value losses of $14.1 million. The Company received 1-month and 3-month LIBOR and paid fixed rates ranging from 1.34% to 4.90%. The swaps mature between 2018 and 2035. These swaps resulted in net interest expense of $0.3 million for both the three months ended September 30, 2016 and 2015, and net interest expense of $0.8 million and $0.9 million for the nine months ended September 30, 2016 and 2015, respectively.

The Company’s customer swap program is designed by offering customers a variable-rate loan that is swapped to fixed-rate through an interest-rate swap. The Company simultaneously executes an offsetting interest-rate swap with a swap dealer. Upfront fees on the dealer swap are recorded to income in the current period, and totaled $0.7 million and $0.6 million for the three months ended September 30, 2016 and 2015, respectively, and $4.3 million and $2.7 million for the nine months ended September 30, 2016 and 2015, respectively. Interest rate swaps related to the program had equal and offsetting asset and liability fair values of $32.4 million as of September 30, 2016 and $10.9 million as of December 31, 2015.

In conjunction with the sale of Class B shares of common stock issued by Visa, the Company entered into an agreement with the buyer that requires payment to the buyer in the event Visa reduces each member bank’s Class B conversion ratio to unrestricted Class A common shares. A derivative liability (“Visa derivative”) of $7.9 million was included in the unaudited consolidated balance sheet at September 30, 2016 to provide for the fair value of this liability. Under the terms of the agreement, the Company will make monthly payments based on Visa’s Class A stock price and the number of Visa Class B restricted shares that were sold until the date on which the covered litigation is settled. There were no previous sales of these shares and the Company did not have a similar liability at December 31, 2015. See “Note 16. Fair Value” for more information.

Contingent Features

All of the Company’s interest rate swap agreements have credit risk related contingent features. The Company’s interest rate swap agreements include bilateral collateral agreements with collateral thresholds up to $0.5 million. For each counterparty, the Company reviews the interest rate swap collateral daily. Collateral for customer interest rate swap agreements, calculated as pledged property less loans, requires valuation of the property pledged.

Counterparty Credit Risk

By using derivatives, the Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, the Company’s counterparty credit risk is equal to the amount reported as a derivative asset, net of cash or other collateral received, and net of derivatives in a loss position with the same counterparty to the extent master netting arrangements exist. The Company minimizes counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate. Counterparty credit risk related to derivatives is considered in determining fair value. Counterparty credit risk adjustments of $0.1 million and nil were recognized for the three months ended September 30, 2016 and 2015, respectively. Counterparty credit risk adjustment of $0.2 million was recognized for both the nine months ended September 30, 2016 and 2015, respectively.

17. Derivative Financial Instruments

The Company enters into derivative contracts primarily to manage its interest rate risk, as well as for customer accommodation purposes. Derivatives used for risk management purposes consist of interest rate swaps that are designated as either a fair value hedge or a cash flow hedge. The derivatives are recognized on the combined balance sheets as either assets or liabilities at fair value. Derivatives entered into for customer accommodation purposes consist of interest rate lock commitments, various free‑standing interest rate derivative products and foreign exchange contracts. The Company is party to master netting arrangements with its financial institution counterparties; however, the Company does not offset assets and liabilities under these arrangements for financial statement presentation purposes.

The following table summarizes notional amounts and fair values of derivatives held by the Company as of December 31, 2015 and 2014:

	December 31, 2015			December 31, 2014
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
(dollars in thousands)	Amount	Derivatives(1)	Derivatives(2)	Amount	Derivatives(1)	Derivatives(2)
Derivatives designated as hedging instruments:
Interest rate swaps	$232,867	$—	$(8,996)	$284,121	$184	$(12,157)
Derivatives not designated as hedging instruments:
Interest rate swaps	682,621	10,909	(14,126)	384,801	4,111	(7,838)
Foreign exchange contracts	4,821	93	—	—	—	—
Written interest rate options	—	—	—	18,100	—	—
Forward interest rate contracts	—	—	—	6,000	—	—
(1)	The positive fair value of derivative assets are included in other assets.
(2)	The negative fair value of derivative liabilities are included in other liabilities.

At December 31, 2015, the Company pledged $13.8 million in financial instruments and $15.6 million in cash as collateral for interest rate swaps.

Fair Value Hedges

To protect the Company’s net interest margin, interest rate swaps are utilized to hedge certain fixed‑rate loans. These swaps have maturity, amortization and prepayment features that correspond to the loans hedged, and are designated and qualify as fair value hedges. Any gain or loss on the swaps, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in current earnings.

At December 31, 2015, the Company carried interest rate swaps with notional amounts totaling $82.9 million with a positive fair value of nil and fair value losses of $2.4 million that were categorized as fair value hedges for commercial loans and commercial real estate loans. The Company received 6‑month LIBOR and paid fixed rates ranging from 1.80% to 5.70%. At December 31, 2014, the Company carried interest rate swaps totaling $134.1 million with a positive fair value of $0.2 million and fair value losses of $4.4 million that were categorized as fair value hedges for commercial loans and commercial real estate loans.

The following table shows the net gains and losses recognized in income related to derivatives in fair value hedging relationships for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
(dollars in thousands)	2015	2014
Losses recorded in net interest income	$(2,472)	$(3,673)
Gains (losses) recorded in noninterest income:
Recognized on derivatives	1,803	(2,022)
Recognized on hedged item	(1,733)	1,794
Net gains (losses) recognized on fair value hedges (ineffective portion)	70	(228)
Net losses recognized on fair value hedges	$(2,402)	$(3,901)

Cash Flow Hedges

The Company utilizes short‑term fixed‑rate liability swaps to reduce exposure to interest rates associated with short‑term fixed‑rate liabilities. The Company enters into interest rate swaps paying fixed rates and receiving LIBOR. The LIBOR index will correspond to the short‑term fixed‑rate nature of the liabilities being hedged. If interest rates rise, the increase in interest received on the swaps will offset increases in interest costs associated with these liabilities. By hedging with interest rate swaps, the Company minimizes the adverse impact on interest expense associated with increasing rates on short‑term liabilities.

The liability swaps are designated and qualify as cash flow hedges. The effective portion of the gain or loss on the liability swaps is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The Company recognized expenses related to the ineffective portion of the change in fair value of derivatives designated as a hedge of $0.1 million and nil for the years ended December 31, 2015 and 2014, respectively.

At December 31, 2015 and 2014, the Company carried two interest rate swaps with notional amounts totaling $150.0 million, with fair value losses of $6.6 million in 2015 and $7.7 million in 2014, in order to reduce exposure to interest rate increases associated with short‑term fixed‑rate liabilities. The swaps mature in 2018. The Company received 6‑month LIBOR and paid fixed rates ranging from 2.98% to 3.03%. The liability swaps resulted in fair value gains of $1.2 million and $0.3 million and net interest expense of $3.9 million and $4.0 million during 2015 and 2014, respectively.

The following table summarizes the effect of cash flow hedging relationships for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
(dollars in thousands)	2015	2014
Pretax gain (loss) recognized in OCI on derivatives (effective portion)	$1,684	$(1,404)
Pretax loss reclassified from accumulated other comprehensive income into income	$(387)	$—

Free‑Standing Derivative Instruments

Free‑standing derivative instruments include derivative transactions entered into for risk management purposes that do not otherwise qualify for hedge accounting. Interest rate lock commitments issued on residential mortgage loans intended to be held for sale are considered free‑standing derivative instruments. Such commitments are stratified by rates and terms and are valued based on market quotes for similar loans. Adjustments, including discounting the historical fallout rate, are then applied to the estimated fair value. The value of the underlying loan is affected primarily by changes in interest rates and the passage of time. However, changes in investor demand, such as concerns about credit risk, can also cause changes in the spread relationships between underlying loan value and the derivative financial instruments that cannot be hedged. Trading activities primarily involve providing various free‑standing interest rate and foreign exchange derivative products to customers.

At December 31, 2015, the Company carried multiple interest rate swaps with notional amounts totaling $682.6 million, including $652.6 million related to the Company’s customer swap program, with a positive fair value of $10.9 million and fair value losses of $14.1 million. The Company received 1‑month and 3‑month LIBOR and paid fixed rates ranging from 1.34% to 4.90%. The swaps mature between 2018 and 2035. These swaps resulted in net other interest expense of $1.2 million in 2015. At December 31, 2014, the Company carried multiple interest rate swaps with notional amounts totaling $384.8 million, including $354.8 million related to the Company’s customer swap program, with a positive fair value of $4.1 million and fair value losses of $7.8 million. The Company received 1‑month and 3‑month LIBOR and paid fixed rates ranging from 1.25% to 4.87%. These swaps resulted in net interest expense of $1.2 million in 2014.

During 2015 and 2014, the Company participated in a customer swap program, in which the Company offers customers a variable‑rate loan that is swapped to fixed‑rate through a separate interest‑rate swap. The Company simultaneously executes an offsetting interest‑rate swap with a swap dealer. Upfront fees on the dealer swap are recorded to income in the current period, and totaled $3.5 million and $3.3 million for the years ended December 31, 2015 and 2014, respectively. Interest rate swaps related to the program had equal and offsetting asset and liability values of $10.9 million as of December 31, 2015 and $4.1 million as of December 31, 2014.

Contingent Features

All of the Company’s interest rate swap agreements have credit risk related contingent features. The Company’s interest rate swap agreements include bilateral collateral agreements with collateral thresholds up to $0.5 million. For each counterparty, the Company allocates the higher of 120% of the threshold or an established credit amount to cover intra‑day price changes.

Counterparty Credit Risk

By using derivatives, the Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, the Company’s counterparty credit risk is equal to the amount reported as a derivative asset on our combined balance sheet. The amounts reported as a derivative asset are derivative contracts in a gain position, net of cash collateral received, and net of derivatives in a loss position with the same counterparty to the extent master netting arrangements exist. The Company minimizes counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate. Counterparty credit risk related to derivatives is considered in determining fair value. Counterparty credit risk adjustments of $0.2 million and nil were recognized in 2015 and 2014, respectively.